SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS RREEF Global Infrastructure Fund

Effective on or about December 1, 2011, Deutsche Alternatives Asset Management (Global) Limited (”DAAM Global”), Deutsche Asset Management (Hong Kong) Limited (”DeAM Hong Kong”) and Deutsche Investments Australia Limited (”DIAL”) will no longer serve as sub-subadvisors to the fund. All references to DAAM Global, DeAM Hong Kong and DIAL relating to the fund are hereby deleted effective on or about December 1, 2011.

Please Retain This Supplement for Future Reference

November 21, 2011
PROSTKR-126